Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2013
Percentage of Revenues Earned from Customers

During the years ended December 31, 2013, 2012 and 2011, the percentage of revenues earned from our clients was as follows:

	Years Ended December 31,
	2013	2012	2011
Chevron	55.6%	45.0%	100%
Total	22.6%	32.9%	—
Petrobras	21.8%	22.1%	—